CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS'/MEMBERS' EQUITY - USD ($) $ in Thousands	Total	Effect of Business Combination	IMC Effect of Business Combination	SMA	DNF	BIX and Advantis	Common Stock Class A Common Stock	Common Stock Class A Common Stock Effect of Business Combination	Common Stock Class A Common Stock IMC Effect of Business Combination	Common Stock Class A Common Stock SMA	Common Stock Class A Common Stock DNF	Common Stock Class A Common Stock BIX and Advantis	Additional Paid-in-Capital	Additional Paid-in-Capital Effect of Business Combination	Additional Paid-in-Capital IMC Effect of Business Combination	Additional Paid-in-Capital SMA	Additional Paid-in-Capital DNF	Additional Paid-in-Capital BIX and Advantis	Total Controlling Interest	Total Controlling Interest Effect of Business Combination	Retained Earnings / (Accumulated Deficit)	Retained Earnings / (Accumulated Deficit) Effect of Business Combination	Noncontrolling Interest	Member Units [Member]	Members Equity [Member]
Beginning balance at Dec. 31, 2019	$ 4,946						$ 0						$ 0						$ 5,160		$ 0		$ (214)
Beginning balance (in shares) at Dec. 31, 2019							0
Net income (loss)	7,572																		7,601				(29)
Purchase of non-controlling interest ownership	(2,100)																		(2,100)
Change in ownership due to change in non-controlling interest																			(243)				243
Distributions	(3,691)																		(3,691)
Ending balance at Dec. 31, 2020	6,727						$ 0						0						6,727		0		(260)	$ 223	$ 6,504
Ending balance (in shares) at Dec. 31, 2020							0
Net income (loss)	1,302																								1,302
Ending balance at Mar. 31, 2021	8,028																							223	7,805
Beginning balance at Dec. 31, 2020	6,727						$ 0						0						6,727		0		(260)	$ 223	$ 6,504
Beginning balance (in shares) at Dec. 31, 2020							0
Net income (loss)	(6,675)
Net loss prior to business combination	(5,185)																		(5,185)
Reverse recapitalization		$ (186,783)						$ 3						$ (186,767)						$ (1,542)		$ 1,523
Reverse recapitalization (in shares)								28,764,819
Equity consideration issued to acquire company			$ 155,347	$ 5,027	$ 26,072	$ 2,231			$ 1						$ 155,346	$ 5,027	$ 26,072	$ 2,231
Equity consideration issued to acquire company (in shares)									10,412,023	384,615	2,741,528	293,987
Shares issued for holdback		821												821
Shares issued for holdback (in shares)								71,000
Contingently issuable stock to CMG Sellers and IMC Parent - First Share Price Trigger on Earnout Shares	39,110						$ 1						39,109
Contingently issuable stock to CMG Sellers and IMC Parent - First Share Price Trigger on Earnout Shares (in shares)							3,200,000
Reclassification of contingent consideration previously liability classified	45,088												45,088
Proceeds from the sale of Class A common stock, net of offering costs	6,650	$ 397,529						$ 4					6,650	$ 397,525
Proceeds from the sale of Class A common stock, net of offering costs (in shares)							500,000	41,000,000
Stock compensation expense	1,341												1,341
Series A Warrants issued under the Advisory Agreement	12,883												12,883
Net loss after business combination	(1,490)																				(1,490)
Ending balance at Dec. 31, 2021	505,370						$ 9						505,327						$ 0		33		$ 0
Ending balance (in shares) at Dec. 31, 2021							87,367,972
Net income (loss)	(16,797)																				(16,797)
Stock compensation expense	1,087												1,087
Series A Warrants issued under the Advisory Agreement	2,530												2,530
Ending balance at Mar. 31, 2022	$ 492,190						$ 9						$ 508,945								$ (16,763)
Ending balance (in shares) at Mar. 31, 2022							87,367,972